Summary of Significant Accounting Policies - Amortizable Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) customer_relationship	Dec. 31, 2014 USD ($)
Finite-Lived Intangible Assets [Line Items]
Number of customer relationships terminated | customer_relationship		1
Impairment of intangible	$ 0	$ 1,904,982	$ 0
Impairment of intangible	$ 0	256,666
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible		$ 256,666